ACCOUNTS RECEIVABLE, NET - Additional Information (Details) - Related party ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Sep. 30, 2025
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 6,284	$ 899
Accounts receivable, net of allowance for credit losses	0
Shanghai joint venture
ACCOUNTS RECEIVABLE, NET
Equity interest acquired			49.00%
Accounts receivable	6,300	$ 900
Accounts receivable, net of allowance for credit losses	¥ 0